Licensing, Manufacturing and Distribution Agreement	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 7. Licensing, Manufacturing and Distribution Agreement

Effective on April 30, 2012, the Board of Directors of Onteco Corporation, a Nevada corporation (the “Company”), approved and authorized the execution of a licensing, manufacturing and distribution agreement (the “Agreement”) with Jarlyn S.A., an Uruguayan corporation (“Jarlyn”). In accordance with the terms and provisions of the Agreement, Jarlyn shall be designated the exclusive licensee, manufacturer, distributor and re-seller of certain licensed technologies within the Oriental Republic of Uruguay (the “Territory”).

In accordance with the terms and provisions of the Agreement: (i) the Company shall grant to Jarlyn an exclusive license to the Licensed Technology Products, for the manufacturing and distribution of the Licensed Technologies, and for the use of the trademark in the Territory; (ii) the Company shall grant to Jarlyn exclusive distribution rights for the direct sale and resale to resellers or other channels of the Licensed Technology Products in the Territory; (iii) Jarlyn shall compensate the Company for the granting of the license and rights pertaining to the Licensed Technology Products by the transfer to the Company of 1,000,000 shares of common stock held of record by Jarlyn in a publicly traded company acceptable to the Company; (iv) Jarlyn shall further compensate the Company for the granting of the license and rights pertaining to the Licensed Technology Products  by the payment of the sum of $200,000  U.S. Dollars as a one-time cash licensing fee; and (v) Jarlyn shall pay to the Company a royalty of ten percent (10%) of all gross revenues received by Jarlyn or its affiliates relating to sales, installation and services associated with the Licensed Technologies in the Territory.  The agreement is for a period of seven (7) years.

As of June 30, 2012, the Company has valued the common stock to be received at $2,677,890.  The Company has assigned the licensing, manufacturing and distribution agreement, along with its related assets and deferred revenues, to NexPhase which will be included in the spin-off (See Note 6 – Spin-Off of NexPhase Lighting)